Revenue (Tables)	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Summary of Contract Assets

Contract assets balances for the periods indicated below were as follows:

	Contract Assets
	Profit Share	TPA Fee	Program Fee	Total
	(in thousands)
Beginning balance as of January 1, 2019	$37,734	$438	$3,088	$41,260
Increase of contract assets due to new business generation	48,181	3,142	36,667	87,990
Adjustment of contract assets due to estimation of revenue from performance obligations satisfied in previous periods	4,857	—	—	4,857
Receivables transferred from contract assets upon billing the lending institutions	—	—	(34,746)	(34,746)
Payments received from insurance carriers	(33,405)	(3,005)	—	(36,410)

Ending balance as of December 31, 2019	57,367	575	5,009	62,951
Increase of contract assets due to new business generation	62,032	4,505	43,995	110,532
Adjustment of contract assets due to estimation of revenue from performance obligations satisfied in previous periods	(1,640)	—	—	(1,640)
Receivables transferred from contract assets upon billing the lending institutions	—	—	(43,661)	(43,661)
Payments received from insurance carriers	(34,582)	(4,258)	—	(38,840)

Ending balance as of December 31, 2020	$83,177	$822	$5,343	$89,342

Accounting Standards Update and Change in Accounting Principle

As a result of the modified retrospective method, the following adjustments were made to the consolidated balance sheet as shown in the below selected condensed consolidated balance sheet line items as of January 1, 2019.

	Ending Balance as of December 31, 2018	Adjustments due to ASC 606	Opening Balance as of January 1, 2019
	(in thousands)
Assets
Current assets	$24,455	$9,847	$34,302
Non-current assets	429	22,921	23,349
Liabilities
Current liabilities	13,845	—	13,844
Non-current liabilities	3,313	—	3,313
Equity
Accumulated deficit	$(139,810)	$32,768	$(107,042)

 The following table compares net revenue for the periods presented to the pro forma amounts had the previous ASC 605 guidance been in effect for the year ended December 31, 2019:

	Year ended December 31, 2019
	Balances without new revenue standard	Effect of change	As reported
	(in thousands)
Program fee	$36,667	$—	$36,667
Profit share	33,807	19,231	53,038
Claims administration service fee	3,142	—	3,142

Total revenue, net	$73,616	$19,231	$92,847

	Year ended December 31, 2019
	Pro forma as if ASC 605 was in effect	Effect of change	As reported
	(in thousands)
Assets
Unbilled revenue	$10,793	$(10,793)	$—
Current contract assets	—	29,782	29,782

Total current assets	10,793	18,989	29,782
Non-current contract assets	—	33,169	33,169

Total	$10,793	$52,158	$62,951